Unrecognized Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance as of the beginning of the calendar/fiscal year	$ 240	$ 367
Additions for tax positions related to the prior year		523
Additions for tax positions related to the current year	127	190
Balance as of the end of the calendar/fiscal year	$ 367	$ 1,080